PARAMETRIC BALANCED RISK FUND

Supplement to Prospectus dated September 10, 2013

PARAMETRIC EMERGING MARKETS CORE FUND

Supplement to Prospectus dated September 24, 2013

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to Prospectus dated September 24, 2013

PARAMETRIC MARKET NEUTRAL FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectuses dated March 1, 2014

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Prospectus dated March 25, 2014

PARAMETRIC ABSOLUTE RETURN FUND

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2014

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC GLOBAL SMALL-CAP FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated June 1, 2014

1.

The following change is effective July 14, 2014, as applicable:

a.

The following replaces “Class C shares” under “Choosing a Share Class” in “Purchasing Shares”:

Class C shares are offered at net asset value with no front-end sales charge.  If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge (“CDSC”).  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans).  See “CDSC Waivers” under “Sales Charges” below.  Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets.  Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance fund shares held within the purchasing shareholder’s account(s)) is $1 million or more.  Investors considering cumulative purchases of $1 million or more, should consider whether another Class of shares would be more appropriate and consult their financial intermediary.

2.

The following is added to “Distributions.” under “Shareholder Account Features”:

If any distribution check remains uncashed for six months, the amount represented by the check will be invested in Fund shares at the then-current net asset value of the Fund and all future distributions will be reinvested.

June 13, 2014	15245 6.13.14

PARAMETRIC BALANCED RISK FUND
Supplement to Statement of Additional Information (“SAI”) dated September 10, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to SAI dated September 24, 2013

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to SAI dated November 1, 2013

PARAMETRIC MARKET NEUTRAL FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to SAI dated March 1, 2014

PARAMETRIC DIVIDEND INCOME FUND
Supplement to SAI dated March 25, 2014

PARAMETRIC ABSOLUTE RETURN FUND

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to SAI dated May 1, 2014

1.

The following changes were effective May 29, 2014:

a.

The following is added to the table in “Management and Organization” under “Noninterested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).	182	None
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).	182	Trustee of the Bank of America Money Market Funds Series Trust (since 2011) and of the Ashmore Funds (since 2010).

b.

The following replaces the first paragraph below the tables under “Fund Management” in “Management and Organization”:

The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eleven Trustees, including ten Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

c.

The following are added as the eleventh and twelfth paragraphs in the paragraphs below the tables under “Fund Management” in “Management and Organization”:

Cynthia E. Frost. Ms. Frost has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment.  From 1995-2000 Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment.  Ms. Frost also served in various investment and consulting roles at Cambridge Associates (from 1989-1995), Bain and Company (1987-1989) and BA Investment Management Company (1983-1985), and has additional experience as a member of the investment committee of several non-profit organizations.

George J. Gorman.  Mr. Gorman has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from 1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds.  Mr. Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust (since 2011), and the Ashmore Funds (since 2010).

d.

The following replaces the first sentence of the paragraph describing the Governance Committee under “Fund Management” in “Management and Organization”:

Messrs. Freedman (Chair), Eston, Gorman, Park, Pearlman and Verni, and Mmes. Frost, Mosley, Peters and Taggart are members of the Governance Committee.

e.

The following replaces the first sentence of the paragraph describing the Contract Review Committee under “Fund Management” in “Management and Organization”:

Messrs. Verni (Chair), Eston, Freedman, Gorman and Park, and Mmes. Frost, Mosley, Peters and Taggart are members of the Contract Review Committee.

f.

The following replaces the first sentence of the paragraph describing the Portfolio Management Committee under “Fund Management” in “Management and Organization”:

Mmes. Peters and Taggart (Co-Chairs), Frost and Mosley and Mr. Freedman are members of the Portfolio Management Committee.

g.

The following replaces the first sentence of the paragraph describing the Compliance Report and Regulatory Matters Committee under “Fund Management” in “Management and Organization”:

Messrs. Pearlman (Chair), Eston and Gorman are members of the Compliance Reports and Regulatory Matters Committee.

2.

In accordance with the Eaton Vance funds Trustee retirement policy, Allen R. Freedman will retire as a Trustee effective July 1, 2014.  On July 1, 2014 Ms. Taggart will become the Chair of the Governance Committee and Ms. Peters will become the sole Chair of the Portfolio Management Committee.

June 13, 2014

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC GLOBAL SMALL-CAP FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Statements of Additional Information dated June 1, 2014

In accordance with the Eaton Vance funds Trustee retirement policy, Allen R. Freedman will retire as a Trustee effective July 1, 2014.  On July 1, 2014 Ms. Taggart will become the Chair of the Governance Committee and Ms. Peters will become the sole Chair of the Portfolio Management Committee.

June 13, 2014